Accounts payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts payable
Payable to vendors	¥ 1,372,474	$ 215,371	¥ 867,098
Payable to outsourced delivery companies	69,587	10,920	152,515
Payable for online marketing services	163,673	25,684	68,818
Total	¥ 1,605,734	$ 251,975	¥ 1,088,431